Expense Example - SelectPortfoliosFidelityAdvisorMaterialsFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorMaterialsFund-AMCIZPRO - Select Materials Portfolio	Apr. 29, 2023 USD ($)
Fidelity Advisor Materials Fund - Class A
Expense Example:
1 year	$ 674
3 years	884
5 years	1,111
10 years	1,762
Fidelity Advisor Materials Fund - Class C
Expense Example:
1 year	281
3 years	560
5 years	964
10 years	1,897
Fidelity Advisor Materials Fund - Class M
Expense Example:
1 year	476
3 years	742
5 years	1,028
10 years	1,841
Fidelity Advisor Materials Fund - Class I
Expense Example:
1 year	78
3 years	243
5 years	422
10 years	942
Fidelity Advisor Materials Fund - Class Z
Expense Example:
1 year	63
3 years	199
5 years	346
10 years	$ 774